John Hancock
U.S. Government
Cash Reserve

ANNUAL
REPORT

3.31.02

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 7

Trustees & officers
page 16

For your information
page 21

Dear Fellow Shareholders,

After punishing stock market losses for much of 2000 and 2001, investors began 2002 with trepidation, wondering if a strong fourth quarter rebound would continue. It didn't, but initial concerns about the economy, and mistrust generated by the Enron scandal, began to give way to relief, as signs of an economic rebound grew stronger. The Dow Jones Industrial Average, with its blue chip roster of stocks, actually gained ground in the first three months of 2002, returning 4.29%. The broader Standard & Poor's 500 Index was essentially flat, at 0.28%, while the tech-heavy Nasdaq Composite Index continued to reflect the technology and telecommunications sectors' woes, losing 5.30% through March 31, 2002. Bond results were more muted than last year.

These last two years couldn't have provided a more vivid example of the importance of being well diversified, not only among different asset classes, such as stocks, bonds and cash, but also among various types of each, such as growth or value stocks of different capitalizations.

Two disappointing years of stock performance could also be a reason to re-evaluate with your investment professional whether you are still on track to meet your long-term financial goals. It's possible that downsized results, and modified expectations, could foster some changes in your investing strategies. And now is certainly a good time to perform this review, given the increased opportunities for retirement and college savings offered in President Bush's major tax-cut legislation enacted in June 2001.

While the stock market is still digesting the latest economic data, and trying to determine its impact on earnings, it is becoming increasingly clear that the economic and corporate profit cycles have begun to turn. So we remain encouraged, and confident in the resilience of the economy, the financial markets and the nation.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks the
maximum current
income that is
consistent with
maintaining
liquidity and pre-
serving capital.
The Fund intends
to maintain a sta-
ble $1 share price.

Over the last twelve months

* The economy slipped into recession, corporate earnings lagged and the stock market fell.

* Money market yields declined significantly as the Federal Reserve aggressively cut interest rates.

* Signs of economic recovery emerged in the first quarter of 2002 and the Fed left rates alone.

[Bar chart with heading "John Hancock U.S. Government Cash Reserve." Under the heading is a note that reads "Fund performance for the year ended March 31, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.60% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results"]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.33% total return for John Hancock U.S. Government Cash Reserve."]



MANAGERS'
REPORT

BY DAWN M. BAILLIE, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Government Cash Reserve

On December 7, 2001, John Hancock Cash Reserve, Inc. merged into John Hancock U.S. Government Cash Reserve.

"The Fed moved aggres-
 sively after September 11
 ...bringing short-term
 interest rates to their
 lowest levels in 40 years."

During the 12 months ended March 31, 2002, money market yields fell considerably as the Federal Reserve kept up its interest-rate-cutting campaign throughout 2001. The Fed was attempting to revive an economy that began to stall in late 2000 and actually slipped into recession in March 2001. By the time the Fund's fiscal year began April 1, 2001, the Fed had already cut rates three times, but the economy stubbornly resisted the Fed's efforts. Manufacturing remained in its prolonged slump, corporate spending ground to a halt and unemployment rose, albeit off a very low base. As a result, the stock market continued its descent and the Fed continued to cut rates.

The tragic events of September 11 exacerbated the already shaky economic scene, as consumers -- who had been holding the economy together with their continued spending -- grew decidedly less confident and corporate layoffs spiked. The Fed moved aggressively after September 11, cutting rates four more times in 2001 and bringing short-term interest rates to their lowest levels in 40 years.

RATES HIT 40-YEAR LOWS

With the eight interest-rate cuts enacted by the Fed during the Fund's fiscal year, the federal funds rate that banks charge each other for overnight loans fell from 5.00% on March 31, 2001 to 1.75% on March 31, 2002. Since money market securities are pegged to the fed funds rate, the result was also a significant decline in yields for money market fund investors.

With the new year came better news, making it almost certain that money market yields had hit their low point. The economy began to show increasing signs of life with each passing month, as manufacturing, housing, employment and consumer confidence data all showed marked improvement. As a result, the Fed has made no rate cuts to date in 2002 and at its last meeting just days before the period ended, it shifted its stance from easing (cutting) to neutral.

FUND YIELD AND PERFORMANCE

On March 31, 2002, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 1.33%, compared with the 1.19% yield of the average U.S. government money market fund, according to Lipper, Inc.

For the year ended March 31, 2002, the Fund posted a total return of 2.60%, compared with the 2.53% return of the average U.S. government money market fund, according to Lipper.

"...it has become
 increasingly clear that
 the Fed's next move will
 be to raise rates..."

LENGTHENING MATURITY

Throughout the year we lengthened the Fund's maturity and kept it slightly longer than average to lock in higher-yielding securities for a longer time in the face of falling rates. In the last few days of the period, after the Fed shifted its bias back to a neutral stance, we began to shorten the Fund's maturity, bringing it back to neutral so we'll be more flexible and able to move quickly into higher-yielding securities when rates begin to rise.

A LOOK AHEAD

With such clear signs that the economic recovery has begun, it has become increasingly clear that the Fed's next move will be to raise rates, both to take back the post--September 11 boosts it gave and to prevent an outbreak of inflation. While we believe a Fed tightening is more than likely, we don't think it will begin until at least the second quarter of 2002. In the interim, we're waiting and watching each round of new economic data that will provide us with a better sense of the timetable for the Fed's next move. As we gain more certainty, we'll begin to shorten the Fund's maturity in expectation of higher rates.

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-02." The chart is divided into two sections (from top to left): U.S. government obligations 79% and Joint repurchase agreements & other 21%.]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2002

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments.

ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)          VALUE
U.S. GOVERNMENT OBLIGATIONS 79.01%                                                                        $74,700,607
(Cost $74,700,607)

Governmental -- U.S. Agencies 79.01%                                                                      $74,700,607
Federal Farm Credit Bank,
  05-01-02                                                                      6.875%         $9,345      $9,385,098
Federal Home Loan Bank,
  05-01-02                                                                      6.750           6,425       6,450,395
Federal Home Loan Bank,
  05-17-02                                                                      5.435           6,000       6,026,804
Federal Home Loan Mortgage Assn.,
  04-09-02                                                                      1.730           5,500       5,497,886
Federal Home Loan Mortgage Assn.,
  05-15-02                                                                      5.500          13,000      13,058,669
Federal Home Loan Mortgage Assn.,
  08-15-02                                                                      6.625           5,000       5,088,652
Federal Home Loan Mortgage Assn.,
  10-15-02                                                                      6.250           1,120       1,145,162
Federal National Mortgage Assn.,
  04-11-02                                                                      3.939           8,000       7,993,086
Federal National Mortgage Assn.,
  05-22-02                                                                      1.760           5,000       4,987,533
Federal National Mortgage Assn.,
  05-29-02                                                                      1.770           5,000       4,985,742
Federal National Mortgage Assn.,
  06-20-02                                                                      1.640           5,000       4,981,778
Federal National Mortgage Assn.,
  10-10-02                                                                      5.900           5,000       5,099,802

JOINT REPURCHASE AGREEMENT 20.11%                                                                         $19,013,000
(Cost $19,013,000)
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 03-28-02 due 04-01-02
  (Secured by U.S. Inflation Indexed Notes, 3.500% thru 3.625%
  due 07-15-02 thru 01-15-11)                                                   1.870          19,013      19,013,000

TOTAL INVESTMENTS 99.12%                                                                                  $93,713,607

OTHER ASSETS AND LIABILITIES, NET 0.88%                                                                      $834,942

TOTAL NET ASSETS 100.00%                                                                                  $94,548,549


The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

March 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value
per share.

ASSETS
Investments at value (cost $74,700,607)                           $74,700,607
Joint repurchase agreement (cost $19,013,000)                      19,013,000
Cash                                                                      649
Receivable for shares sold                                              1,000
Interest receivable                                                 1,058,400
Other assets                                                           69,873

Total assets                                                       94,843,529

LIABILITIES
Payable for shares repurchased                                         31,314
Dividends payable                                                      26,744
Payable to affiliates                                                  71,420
Other payables and accrued expenses                                   165,502

Total liabilities                                                     294,980

NET ASSETS
Capital paid-in                                                    94,548,549

Net assets                                                        $94,548,549

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
  ($94,548,549 [DIV] 94,584,568 shares)                                 $1.00

See notes to
financial statements.



OPERATIONS

For the year ended
March 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund for
the period stated.

INVESTMENT INCOME
Interest                                                           $3,139,223

Total investment income                                             3,139,223

EXPENSES
Investment management fee                                             480,432
Distribution and service fee                                          144,130
Transfer agent fee                                                    100,436
Custodian fee                                                          29,978
Registration and filing fee                                            25,230
Accounting and legal services fee                                      19,966
Auditing fee                                                           18,500
Printing                                                                8,983
Trustees' fee                                                           4,502
Legal fee                                                               1,618
Interest expense                                                          115
Miscellaneous                                                              59

Total expenses                                                        833,949
Less expense reductions                                              (144,130)

Net expenses                                                          689,819

Net investment income                                               2,449,404

Increase in net assets from operations                             $2,449,404

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                   3-31-01          3-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                           $5,427,909       $2,449,404

Distributions to shareholders
From net investment income                      (5,427,909)      (2,449,404)

From fund share transactions                   (14,322,564)       3,005,182

NET ASSETS
Beginning of period                            105,865,931       91,543,367

End of period                                  $91,543,367      $94,548,549

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           3-31-98     3-31-99     3-31-00     3-31-01     3-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income 1                                   0.05        0.05        0.05        0.06        0.03
Less distributions
From net investment income                               (0.05)      (0.05)      (0.05)      (0.06)      (0.03)
Net asset value, end of period                           $1.00       $1.00       $1.00       $1.00       $1.00
Total return 2,3 (%)                                      5.43        5.08        4.98        5.82        2.60

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $74        $108        $106         $92         $95
Ratio of expenses
  to average net assets (%)                               0.35        0.35        0.35        0.64        0.72
Ratio of adjusted expenses
  to average net assets 4 (%)                             0.91        0.88        0.86        0.91        0.87
Ratio of net investment
  income to average
  net assets (%)                                          5.30        4.94        4.90        5.71        2.55

1 Based on the average of the shares outstanding at the end of each month.

2 Assumes dividend reinvestment.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next
$500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net assets. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2004. Accordingly, the reduction in the 12b-1 fee amounted to $144,130 for the year ended March 31, 2002. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen-sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                       YEAR ENDED 3-31-01               YEAR ENDED 3-31-02
                                   SHARES          AMOUNT            SHARES         AMOUNT
Sold                          131,008,968    $131,008,968        90,880,287    $90,846,288
Issued in reorganization
-- Note E                              --              --        18,824,811     18,824,811
Distributions reinvested        5,013,170       5,013,170         2,303,951      2,303,951
Repurchased                  (150,344,702)   (150,344,702)     (108,967,848)  (108,969,868)
Net increase                   14,322,564     $14,322,564         3,041,201     $3,005,182


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, including discount earned on investment securities, during the year ended March 31, 2002, aggregated $6,717,597,167 and $6,715,321,169, respectively.

The cost of investments owned at March 31, 2002 for federal income tax purposes was $93,713,607.

NOTE E
Reorganization

On December 5, 2001, the shareholders of John Hancock Cash Reserve, Inc. ("Cash Reserve, Inc.") approved a plan of reorganization between Cash Reserve, Inc. and the Fund providing for the transfer of substantially all of the assets and liabilities of the Cash Reserve, Inc. to the Fund in exchange solely for shares of the Fund. The acquisition was accounted for as a tax-free exchange of 18,824,811 shares of the Fund, which amounted to $18,824,811, for the net assets of Cash Reserve, Inc., after the close of business on December 7, 2001.



AUDITORS'
REPORT

Report of
Ernst & Young LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock U.S. Government Cash Reserve

We have audited the accompanying statement of assets and liabilities of the John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock U.S. Government Cash Reserve portfolio of John Hancock Current Interest at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts
May 3, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 2002.

All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends-received deduction available to corporations.

Shareholders will be mailed a 2002 U.S. Treasury Department Form
1099-DIV in January of 2003. This will reflect the total of all distributions which are taxable for calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 2             BY TRUSTEE
James F. Carlin 1, Born: 1940                                                               1994                36
Chairman and CEO, Alpha Analytical Laboratories (chemical analysis);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director/Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments);
Director/Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust; Director of the
following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999), Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1994                36
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman, IBT Technologies; Director of
the following: The University of Texas Investment Management Company
(until 2000), Hire.com (since 2000), STC Broadcasting, Inc. and Sunrise
Television Corp. (since 2000), Symtx, Inc. (since 2001), Adorno/Rogers
Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2000),
rateGenius (since 2000); LaQuinta Motor Inns, Inc. (hotel management company) (until 1998), Jefferson-Pilot Corporation (diversified life insurance company), New Century Equity Holdings (formerly Billing Concepts) (until
2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc. (until
2000), Metamor Worldwide (until 2000); AskRed.com (until 2001), Southwest
Airlines and Introgen; Advisory Director, Q Investments; Advisory Director,
Chase Bank (formerly Texas Commerce Bank - Austin).

Ronald R. Dion, Born: 1946                                                                  1998                36
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner, Born: 1938                                                               1994                36
Chairman and Trustee, Dunwoody Village, Inc. (continuing care retire-
ment community); Senior Vice President and Chief Financial Officer, UGI
Corporation (Public Utility Holding Company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997)(gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                36
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                36
Lieutenant General, United States Marine Corps; Deputy Chief of Staff
for Manpower and Reserve Affairs, Headquarters Marine Corps;
Commanding General III Marine Expeditionary Force/3rd Marine Division
(retired 1991).

John P. Toolan 1, Born: 1930                                                                1994                36
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company) and Smith
Barney Trust Company of Florida; Chairman, Smith Barney Trust Company
(retired 1991); Director, Smith Barney, Inc., Mutual Management Company
and Smith Barney Advisers, Inc. (investment advisers) (retired 1991); Senior
Executive Vice President, Director and member of the Executive Committee,
Smith Barney, Harris Upham & Co., Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 2             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                66
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource Group,
Independence Investment LLC, Independence Fixed Income LLC, John
Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial Group,
LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John Hancock
Funds"), Massachusetts Business Development Corporation; Director, John
Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.") (until 1999) and
John Hancock Signature Services, Inc.("Signature Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                66
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Advisers and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and President, Insurance Agency, Inc.; Chairman, Director and
Chief Executive Officer, Sovereign Asset Management Corporation
("SAMCorp."); Director, Independence Investment LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice President,
MassMutual Insurance Co. (until 1999); Senior Vice President,
Connecticut Mutual Insurance Co. (until 1996).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and
each of the John Hancock funds; Director, SAMCorp., Executive Vice
President and Chief Investment Officer, Baring Asset Management, London
U.K. (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second Vice
President and Senior Associate Controller, Corporate Tax Department,
John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John
Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and
Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the
Adviser and each of the John Hancock funds, John Hancock Funds and The
Berkeley Group; Vice President, Signature Services (until 2000),
Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts, 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-426-5523.

1 Member of Audit Committee.

2 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund

------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
U.S. Government Cash Reserve.


4300A  3/02
       5/02






John Hancock
Money Market Fund

ANNUAL
REPORT

3.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 7

Trustees & officers
page 19

For your information
page 25


Dear Fellow Shareholders,

After punishing stock market losses for much of 2000 and 2001, investors began 2002 with trepidation, wondering if a strong fourth quarter rebound would continue. It didn't, but initial concerns about the economy, and mistrust generated by the Enron scandal, began to give way to relief, as signs of an economic rebound grew stronger. The Dow Jones Industrial Average, with its blue chip roster of stocks, actually gained ground in the first three months of 2002, returning 4.29%. The broader Standard & Poor's 500 Index was essentially flat, at 0.28%, while the tech-heavy Nasdaq Composite Index continued to reflect the technology and telecommunications sectors' woes, losing 5.30% through March 31, 2002. Bond results were more muted than last year.

These last two years couldn't have provided a more vivid example of the importance of being well diversified, not only among different asset classes, such as stocks, bonds and cash, but also among various types of each, such as growth or value stocks of different capitalizations.

Two disappointing years of stock performance could also be a reason to re-evaluate with your investment professional whether you are still on track to meet your long-term financial goals. It's possible that downsized results, and modified expectations, could foster some changes in your investing strategies. And now is certainly a good time to perform this review, given the increased opportunities for retirement and college savings offered in President Bush's major tax-cut legislation enacted in June 2001.

While the stock market is still digesting the latest economic data, and trying to determine its impact on earnings, it is becoming increasingly clear that the economic and corporate profit cycles have begun to turn. So we remain encouraged, and confident in the resilience of the economy, the financial markets and the nation.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks the
maximum  current
income that is
consistent with
maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a
stable $1 share
price.

Over the last twelve months

* The economy slipped into recession, corporate earnings lagged and the stock market fell.

* Money market yields declined significantly as the Federal Reserve aggressively cut interest rates.

* Signs of economic recovery emerged in the first quarter of 2002 and the Fed left rates alone.

[Bar chart with heading "John Hancock Money Market Fund." Under the heading is a note that reads "Fund performance for the year ended March 31, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.41% total return for Class A. The second bar represents the 1.55% total return for Class B. The third bar represents the 1.55% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2002." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.02% total return for Class A. The second bar represents the 0.17% total return for Class B. The third bar represents the 0.17% total return for Class C."]



MANAGERS'
REPORT

BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Money Market Fund

During the 12 months ended March 31, 2002, money market yields fell considerably as the Federal Reserve kept up its interest-rate-cutting campaign throughout 2001. The Fed was attempting to revive an economy that began to stall in late 2000 and actually slipped into recession in March 2001. By the time the Fund's fiscal year began April 1, 2001, the Fed had already cut rates three times, but the economy stubbornly resisted the Fed's efforts. Manufacturing remained in its prolonged slump, corporate spending ground to a halt and unemployment rose, albeit off a very low base. As a result, the stock market continued its descent and the Fed continued to cut rates.

"The Fed moved aggres-
 sively after September 11
 ...bringing short-term
 interest rates to their
 lowest levels in
 40 years."

The tragic events of September 11 exacerbated the already shaky economic scene, as consumers -- who had been holding the economy together with their continued spending -- grew decidedly less confident and corporate layoffs spiked. The Fed moved aggressively after September 11, cutting rates four more times in 2001 and bringing short-term interest rates to their lowest levels in 40 years.

RATES HIT 40-YEAR LOWS

With the eight interest-rate cuts enacted by the Fed during the Fund's fiscal year, the federal funds rate that banks charge each other for overnight loans fell from 5.00% on March 31, 2001 to 1.75% on March 31, 2002. Since money market securities are pegged to the fed funds rate, the result was also a significant decline in yields for money market fund investors.

With the new year came better news, making it almost certain that money market yields had hit their low point. The economy began to show increasing signs of life with each passing month, as manufacturing, housing, employment and consumer confidence data all showed marked improvement. As a result, the Fed has made no rate cuts to date in 2002 and at its last meeting just days before the period ended it shifted its stance from easing (cutting) to neutral.

FUND YIELD AND PERFORMANCE

On March 31, 2002, John Hancock Money Market Fund's Class A, Class B and Class C shares had a 7-day effective yield of 1.02%, 0.17% and 0.17%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 1.15%, according to Lipper, Inc.

For the year ended March 31, 2002, the Fund's Class A, Class B and Class C shares posted total returns of 2.41%, 1.55% and 1.55% at net asset value, compared with the 2.46% return of the average money market fund, according to Lipper.1

"...it has become
 increasingly clear that
 the Fed's next move will
 be to raise rates..."

LENGTHENING MATURITY

Throughout the year we lengthened the Fund's maturity and kept it slightly longer than average to lock in higher-yielding securities for a longer time in the face of falling rates. But with the economy in recession and a growing number of companies struggling, we lengthened less aggressively, given the heightened risk of credit downgrades and corporate defaults. We were also careful to hold only the highest-quality, top-tier securities and we completely avoided the sectors that were particularly susceptible, such as telecommunications and automotive.

In the last few days of the period, after the Fed shifted its bias back to a neutral stance, we began to shorten the Fund's maturity, bringing it back to neutral so we'll be more flexible and able to move quickly into higher-yielding securities when rates begin to rise.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is U.S. government agencies 22%, the second is Finance 18%, the third Foreign banks 15%, the fourth Broker services 5%, and the fifth U.S. banks 5%.]

A LOOK AHEAD

With such clear signs that the economic recovery has begun, it has become increasingly clear that the Fed's next move will be to raise rates, both to take back the post--September 11 boosts it gave and to prevent an outbreak of inflation. While we believe a Fed tightening is more than likely, we don't think it will begin until at least the second quarter of 2002. In the interim, we're waiting and watching each round of new economic data that will provide us with a better sense of the timetable for the Fed's next move. As we gain more certainty, we'll begin to shorten the Fund's maturity in expectation of higher rates.

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-02." The chart is divided into three sections (from top to left): Commercial paper 65%, U.S.
government obligations 22% and Joint repurchase agreements & other
13%.]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2002

This schedule is divided into three types of short-term investments. The categories of short-term investments are further broken down by industry group.

ISSUER, DESCRIPTION,                                               INTEREST   QUALITY       PAR VALUE
MATURITY DATE                                                          RATE   RATING*   (000s OMITTED)          VALUE
COMMERCIAL PAPER 65.20%                                                                                  $274,459,775
(Cost $274,459,775)

Banks -- Foreign 15.19%                                                                                   $63,957,667
  Abbey National North America Corp., 04-17-02                        1.745%   Tier 1         $20,000      19,984,489
  Barclays U.S. Funding Corp., 04-08-02                               1.770    Tier 1          22,000      21,992,428
  Societe Generale N.A., Inc., 04-19-02                               1.750    Tier 1          22,000      21,980,750

Banks -- United States 4.75%                                                                               19,993,078
  Morgan (J.P.) & Co., Inc., 04-08-02                                 1.780    Tier 1          20,000      19,993,078

Beverages 4.74%                                                                                            19,952,361
  Coca-Cola Co., 05-20-02                                             1.750    Tier 1          20,000      19,952,361

Broker Services 5.22%                                                                                      21,975,153
  Goldman Sachs Group, L.P., 07-08-02                                 1.875    Tier 1          18,000      17,908,125
  Goldman Sachs Group, L.P., 07-15-02 (R)                             7.800    Tier 1           4,000       4,067,028

Building 3.53%                                                                                             14,870,967
  Halifax Group PLC, 09-06-02                                         1.960    Tier 1          15,000      14,870,967

Finance 17.52%                                                                                             73,761,689
  American Honda Finance Corp., 04-26-02                              1.780    Tier 1          20,000      19,975,278
  General Electric Capital Corp., 04-08-02                            1.790    Tier 1          22,000      21,992,343
  International Lease Finance Corp., 07-09-02                         1.820    Tier 1          22,000      21,889,890
  UBS Financial, 09-24-02                                             1.960    Tier 1          10,000       9,904,178

Insurance 4.75%                                                                                            19,986,155
  American General Finance Corp., 04-15-02                            1.780    Tier 1          20,000      19,986,155

Medical -- Drugs 4.75%                                                                                     19,987,555
  Becton, Dickinson and Co., 04-15-02                                 1.600    Tier 1          20,000      19,987,555

Tobacco 4.75%                                                                                              19,975,150
  Philip Morris Cos., Inc., 04-08-02                                  1.740    Tier 1          10,000       9,996,617
  Philip Morris Cos., Inc., 05-13-02                                  1.840    Tier 1          10,000       9,978,533

U.S. GOVERNMENT OBLIGATIONS 22.13%                                                                        $93,176,166
(Cost $93,176,166)

Governmental -- U.S. Agencies 22.13%                                                                       93,176,166
  Federal Farm Credit Bank, 05-01-02                                  5.250    Tier 1          10,000      10,030,920
  Federal Home Loan Bank, 04-25-02                                    5.250    Tier 1          25,000      25,027,799
  Federal Home Loan Bank, 05-15-02                                    7.250    Tier 1          10,800      10,870,520
  Federal Home Loan Mortgage Corp., 05-15-02                          5.500    Tier 1          27,000      27,091,012
  Federal Home Loan Mortgage Corp., 08-15-02                          6.625    Tier 1          10,000      10,177,304
  Federal National Mortgage Association, 05-15-02                     1.750    Tier 1          10,000       9,978,611

JOINT REPURCHASE AGREEMENT 12.49%                                                                         $52,568,000
(Cost $52,568,000)
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 03-28-02
  due 04-01-02 (Secured by U.S. Inflation Indexed Notes,
  3.500% thru 3.625% due 07-15-02
  thru 01-15-11)                                                       1.87                    52,568      52,568,000

TOTAL INVESTMENTS 99.82%                                                                                 $420,203,941

OTHER ASSETS AND LIABILITIES, NET 0.18%                                                                      $749,293

TOTAL NET ASSETS 100.00%                                                                                 $420,953,234

(R) This security is exempt from registration under 144A of the Securities Act of 1933. This security may be resold, normally to qualified institutional buyers in transactions exempt from registration.
    Rule 144A security amounted to $4,067,028, or less than 0.1% of net assets, as of March 31, 2002.

  * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund and are unaudited.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $367,635,941)                         $367,635,941
Joint repurchase agreement (cost $52,568,000)                      52,568,000
Cash                                                                      642
Receivable for shares sold                                              5,903
Interest receivable                                                 1,808,107
Other assets                                                           96,734

Total assets                                                      422,115,327

LIABILITIES
Payable for shares repurchased                                        678,513
Dividends payable                                                      23,623
Payable to affiliates                                                 299,642
Other payables and accrued expenses                                   160,315

Total liabilities                                                   1,162,093

NET ASSETS
Capital paid-in                                                   420,953,234

Net assets                                                       $420,953,234

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($263,597,254 [DIV] 263,676,428 shares)                         $1.00
Class B ($141,566,290 [DIV] 141,584,803 shares)                         $1.00
Class C ($15,789,690 [DIV] 15,789,690 shares)                           $1.00

MAXIMUM OFFERING PRICE PER SHARE
Class C ($1.00 [DIV] 99%)                                               $1.01

See notes to
financial statements.



OPERATIONS

For the year ended
March 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund for the
period stated.

INVESTMENT INCOME
Interest                                                          $14,825,211

Total investment income                                            14,825,211

EXPENSES
Investment management fee                                           2,259,018
Class A distribution and service fee                                  704,724
Class B distribution and service fee                                1,559,631
Class C distribution and service fee                                  139,510
Transfer agent fee                                                  1,264,088
Accounting and legal services fee                                      93,834
Custodian fee                                                          79,426
Registration and filing fee                                            51,968
Printing                                                               22,720
Trustees' fee                                                          21,122
Auditing fee                                                           19,000
Legal fee                                                               6,424
Miscellaneous                                                           2,736

Total expenses                                                      6,224,201
Less expense reductions                                              (733,693)

Net expenses                                                        5,490,508

Net investment income                                               9,334,703

Increase in net assets from operations                             $9,334,703

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                     3-31-01          3-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                            $23,368,718       $9,334,703

Distributions to shareholders
From net investment income
Class A                                          (16,934,957)      (6,752,950)
Class B                                           (6,050,949)      (2,377,562)
Class C                                             (382,812)        (204,191)
                                                 (23,368,718)      (9,334,703)

From fund share transactions                     (55,473,851)     (49,212,476)

NET ASSETS
Beginning of period                              525,639,561      470,165,710

End of period                                   $470,165,710     $420,953,234

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                     3-31-98          3-31-99          3-31-00          3-31-01          3-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                              $1.00            $1.00            $1.00            $1.00            $1.00
Net investment income 1                             0.05             0.04             0.04             0.05             0.02
Less distributions
From net investment income                         (0.05)           (0.04)           (0.04)           (0.05)           (0.02)

Net asset value,
  end of period                                    $1.00            $1.00            $1.00            $1.00            $1.00
Total return 2,3 (%)                                4.92             4.54             4.45             5.51             2.41

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                     $313             $374             $362             $295             $264
Ratio of expenses to
  average net assets (%)                            0.89             0.91             0.91             0.95             0.90
Ratio of adjusted expenses
  to average net assets 4 (%)                       1.09             1.11             1.11             1.15             1.10
Ratio of net investment
  income to average
  net assets (%)                                    4.82             4.44             4.40             5.43             2.40


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                     3-31-98          3-31-99          3-31-00          3-31-01          3-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                              $1.00            $1.00            $1.00            $1.00            $1.00
Net investment income 1                             0.04             0.04             0.04             0.05             0.02
Less distributions
From net investment income                         (0.04)           (0.04)           (0.04)           (0.05)           (0.02)

Net asset value,
  end of period                                    $1.00            $1.00            $1.00            $1.00            $1.00
Total return 2,3 (%)                                4.04             3.66             3.59             4.63             1.55

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                      $81             $182             $158             $162             $142
Ratio of expenses to
  average net assets (%)                            1.74             1.76             1.74             1.79             1.75
Ratio of adjusted expenses
  to average net assets 4 (%)                       1.84             1.86             1.84             1.89             1.85
Ratio of net investment
  income to average
  net assets (%)                                    3.97             3.54             3.56             4.54             1.52

FINANCIAL
HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                                     3-31-99 5        3-31-00          3-31-01          3-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                              $1.00            $1.00            $1.00            $1.00
Net investment income 1                             0.03             0.04             0.05             0.02
Less distributions
From net investment income                         (0.03)           (0.04)           (0.05)           (0.02)

Net asset value,
  end of period                                    $1.00            $1.00            $1.00            $1.00
Total return 2,3 (%)                                3.29 6           3.58             4.63             1.55

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                       $1               $6              $13              $16
Ratio of expenses to
  average net assets (%)                            1.75 7           1.76             1.79             1.75
Ratio of adjusted expenses
  to average net assets 4 (%)                       1.85 7           1.86             1.89             1.85
Ratio of net investment
  income to average
  net assets (%)                                    3.46 7           3.67             4.59             1.46

1 Based on the average of the shares outstanding at the end of each month.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Class C shares began operations on 5-1-98.

6 Not annualized.

7 Annualized.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next
$500,000,000, (f) 0.30% of the next $500,000,000, and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. The Adviser has agreed to limit the management fee to 0.40% on the Fund's first $750,000,000 average daily net assets, at least until July 31, 2002. The management fee can not be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reduction amounted to $451,803 for the year ended March 31, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. JH Funds has agreed to limit the distribution and service ("12b-1") fee pursuant to Class A Plan to 0.15% of the Class A's average daily net assets, at least until July 31, 2002. This reduction cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, the reduction in the 12b-1 fee amounted to $281,890 for the year ended March 31, 2002. A maximum of 0.25% of the 12b-1 fee payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the year ended March 31, 2002, JH Funds received net up-front sales charges of $18,902 with regard to sales of Class C shares. Of this amount, $17,003 was paid as sales commissions to unrelated broker-dealers and $1,899 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended March 31, 2002, CDSCs received by JH Funds amounted to $1,084,565 for Class B shares and $17,420 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo.The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                    YEAR ENDED             YEAR ENDED
                                       3-31-00                3-31-01
CLASS A SHARES
Sold                            $2,887,071,824           $488,830,734
Distributions reinvested            13,711,753              6,313,800
Repurchased                     (2,966,878,764)          (527,205,946)
Net decrease                      ($66,095,187)          ($32,061,412)

CLASS B SHARES
Sold                              $318,539,457           $200,096,910
Distributions reinvested             4,903,990              2,000,925
Repurchased                       (319,578,079)          (222,305,853)
Net increase (decrease)             $3,865,368           ($20,208,018)

CLASS C SHARES
Sold                              $100,170,364            $51,737,318
Distributions reinvested               261,912                156,702
Repurchased                        (93,676,308)           (48,837,066)
Net increase                        $6,755,968             $3,056,954

NET DECREASE                      ($55,473,851)          ($49,212,476)

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than obligations of the U.S. government, during the year ended March 31, 2002, aggregated $17,810,402,686 and $17,873,459,252, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $9,986,389 and $10,000,000, respectively, during the year ended March 31, 2002.

The cost of investments owned at March 31, 2002 for federal income tax purposes was $420,203,941.



AUDITORS'
REPORT

Report of Ernst &
Young LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Money Market Fund (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Money Market Fund of John Hancock Current Interest at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts
May 3, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 2002.

All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends-received deduction available to corporations.

Shareholders will be mailed a 2002 U.S. Treasury Department Form
1099-DIV in January of 2003. This will reflect the total of all distributions which are taxable for calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 2             BY TRUSTEE
James F. Carlin 1, Born: 1940                                                               1994                36
Chairman and CEO, Alpha Analytical Laboratories (chemical analysis);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director/Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments);
Director/Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust; Director of the
following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999), Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1994                36
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman, IBT Technologies; Director of
the following: The University of Texas Investment Management Company
(until 2000), Hire.com (since 2000), STC Broadcasting, Inc. and Sunrise
Television Corp. (since 2000), Symtx, Inc. (since 2001), Adorno/Rogers
Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2000),
rateGenius (since 2000); LaQuinta Motor Inns, Inc. (hotel management company) (until 1998), Jefferson-Pilot Corporation (diversified life insurance company), New Century Equity Holdings (formerly Billing Concepts) (until
2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc. (until
2000), Metamor Worldwide (until 2000); AskRed.com (until 2001), Southwest
Airlines and Introgen; Advisory Director, Q Investments; Advisory Director,
Chase Bank (formerly Texas Commerce Bank - Austin).

Ronald R. Dion, Born: 1946                                                                  1998                36
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner 1, Born: 1938                                                             1994                36
Chairman and Trustee, Dunwoody Village, Inc. (continuing care retire-
ment community); Senior Vice President and Chief Financial Officer, UGI
Corporation (Public Utility Holding Company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997)(gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                36
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                36
Lieutenant General, United States Marine Corps; Deputy Chief of Staff
for Manpower and Reserve Affairs, Headquarters Marine Corps;
Commanding General III Marine Expeditionary Force/3rd Marine Division
(retired 1991).

John P. Toolan 1, Born: 1930                                                                1994                36
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company) and Smith
Barney Trust Company of Florida; Chairman, Smith Barney Trust Company
(retired 1991); Director, Smith Barney, Inc., Mutual Management Company
and Smith Barney Advisers, Inc. (investment advisers) (retired 1991); Senior
Executive Vice President, Director and member of the Executive Committee,
Smith Barney, Harris Upham & Co., Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 2             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                66
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource Group,
Independence Investment LLC, Independence Fixed Income LLC, John
Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial Group,
LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John Hancock
Funds"), Massachusetts Business Development Corporation; Director, John
Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.") (until 1999) and
John Hancock Signature Services, Inc.("Signature Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                66
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Advisers and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and President, Insurance Agency, Inc.; Chairman, Director and
Chief Executive Officer, Sovereign Asset Management Corporation
("SAMCorp."); Director, Independence Investment LLC, Independence
Fixed Income LLC and Signature Services; Senior Vice President,
MassMutual Insurance Co. (until 1999); Senior Vice President,
Connecticut Mutual Insurance Co. (until 1996).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and
each of the John Hancock funds; Director, SAMCorp., Executive Vice
President and Chief Investment Officer, Baring Asset Management, London
U.K. (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second Vice
President and Senior Associate Controller, Corporate Tax Department,
John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John
Hancock funds; Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and
Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the
Adviser and each of the John Hancock funds, John Hancock Funds and The
Berkeley Group; Vice President, Signature Services (until 2000),
Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts, 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-426-5523.

1 Member of Audit Committee.

2 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund

------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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DELIVERY

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FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Money Market Fund.


4400A  3/02
       5/02